Borrowings - Navios Containers Loans (Details) $ in Thousands	4 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Nov. 09, 2018 USD ($)	Jul. 02, 2018 USD ($)	Sep. 07, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Loan's discount					$ 27,905	$ 35,280
Navios Containers | ABN AMRO Bank N.V. ($71,000)
Debt Instrument [Line Items]
Amount outstanding					$ 0
Navios Containers | ABN AMRO Bank N.V. ($71,000) | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date					Jul. 27, 2017
Line of credit facility maximum borrowing capacity					$ 21,000
Number of vessels financed					7
Loan margin percentage					4.00%
Interest rate description					LIBOR plus 400 basis points
Amount drawn down				$ 21,000
Navios Containers | ABN AMRO Bank N.V. ($71,000) | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 01, 2017
Line of credit facility maximum borrowing capacity					$ 50,000
Number of vessels financed					4
Loan margin percentage					4.00%
Interest rate description					LIBOR plus 400 basis points
Amount drawn down						$ 50,000
Navios Containers | ABN AMRO Bank N.V. ($50,000)
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 03, 2018
Line of credit facility maximum borrowing capacity					$ 50,000
Number of loan tranches					2
Loan margin percentage					3.50%
Interest rate description					LIBOR plus 350 basis points
Amount drawn down					$ 50,000
Loan's discount					$ 500
Number of repayment installments					16
Repayment frequency					quarterly
Balloon payment on the last repayment date					$ 12,475
Expiration date					Dec. 31, 2022
Navios Containers | ABN AMRO Bank N.V. ($50,000) | Tranche A
Debt Instrument [Line Items]
Number of vessels financed					4
Number of vessels partially financed					1
Amount of each tranche					$ 41,200
Navios Containers | ABN AMRO Bank N.V. ($50,000) | Tranche B
Debt Instrument [Line Items]
Number of vessels financed					1
Amount of each tranche					$ 8,800
Navios Containers | ABN AMRO Bank N.V. ($50,000) | First Four Installments
Debt Instrument [Line Items]
Repayment installment					4,000
Navios Containers | ABN AMRO Bank N.V. ($50,000) | Fifth Installment
Debt Instrument [Line Items]
Repayment installment					3,375
Navios Containers | ABN AMRO Bank N.V. ($50,000) | Subsequent 11 Installments
Debt Instrument [Line Items]
Repayment installment					$ 1,650
Navios Containers | BNP Paribas ($25,000)
Debt Instrument [Line Items]
Line of credit facility issuance date					May 25, 2018
Line of credit facility maximum borrowing capacity					$ 25,000
Number of vessels financed					1
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Amount drawn down					$ 25,000
Number of repayment installments					18
Repayment frequency					quarterly
Repayment installment					$ 695
Balloon payment on the last repayment date					$ 11,110
Expiration date					May 31, 2023
Navios Containers | BNP Paribas ($24,000) | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 20, 2017
Line of credit facility maximum borrowing capacity					$ 24,000
Number of loan tranches					4
Number of vessels financed					4
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Amount drawn down					$ 24,000
Amount of each tranche					$ 6,000
Navios Containers | BNP Paribas ($24,000) | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 30, 2018
Line of credit facility maximum borrowing capacity					$ 9,000
Number of vessels financed					1
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Amount drawn down			$ 9,000
Amount outstanding					$ 8,679
Number of repayment installments					19
Repayment frequency					quarterly
Repayment installment					$ 322
Balloon payment on the last repayment date					$ 2,570
Expiration date					Sep. 30, 2023
Navios Containers | BNP Paribas ($24,000) | First Three Tranches | Initial Facility
Debt Instrument [Line Items]
Amount outstanding					$ 15,428
Number of repayment installments					16
Repayment frequency					quarterly
Repayment installment					$ 643
Balloon payment on the last repayment date					$ 5,142
Expiration date					Dec. 22, 2022
Navios Containers | BNP Paribas ($24,000) | Fourth Tranche | Initial Facility
Debt Instrument [Line Items]
Amount outstanding					$ 5,357
Number of repayment installments					17
Repayment frequency					quarterly
Repayment installment					$ 214
Balloon payment on the last repayment date					$ 1,714
Expiration date					Feb. 28, 2023
Navios Containers | HSH ($36,000)
Debt Instrument [Line Items]
Line of credit facility issuance date					Jun. 28, 2018
Line of credit facility maximum borrowing capacity					$ 36,000
Number of vessels financed					2
Loan margin percentage					3.25%
Interest rate description					LIBOR plus 325 basis points
Amount drawn down		$ 36,000
Number of repayment installments					14
Repayment frequency					quarterly
Repayment installment					$ 1,200
Balloon payment on the last repayment date					$ 15,200
Expiration date					Jun. 30, 2022
Navios Containers | HSH facility agreement
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 09, 2018
Number of loan tranches					4
Vessel capacity in TEU					10,000 TEU
Number of vessels financed					4
Loan margin percentage					3.25%
Interest rate description					LIBOR plus 325 basis points
Loan commitment fee per annum on the undrawn loan amount					0.75%
Amount drawn down					$ 0
Amount of each tranche					$ 31,800
Navios Containers | HSH facility agreement | Each Tranche
Debt Instrument [Line Items]
Number of repayment installments					19
Repayment frequency					quarterly
Repayment installment					$ 678
Balloon payment on the last repayment date					$ 18,918
Expiration date					Jul. 31, 2023
Financial liability | Navios Containers
Debt Instrument [Line Items]
Line of credit facility issuance date					May 25, 2018
Sale and leaseback transaction, net proceeds financing activities					$ 119,000
Number of containerships under sale and leaseback transaction					18
Contractual obligation					$ 45,100
Financial liability | Navios Containers | Fourteen Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities	$ 90,200
Financial liability | Navios Containers | Fourteen Vessels | Per Vessel
Debt Instrument [Line Items]
Sale and leaseback transaction, number of repayment installments					60
Sale and leaseback transaction, frequency of repayment installments					monthly
Sale and leaseback transaction, monthly rental payments					$ 1,097